Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Share of results of joint ventures, net of tax:
Y & C Engine Co., Ltd	(125,853)	(54,116)	(4,019)	(566)
MTU Yuchai Power Co., Ltd.	28,037	40,279	74,727	10,520
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	1,377	(11,278)	(4,508)	(635)
Other joint ventures	454	(2,431)	(4,117)	(579)

	(95,985)	(27,546)	62,083	8,740

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd	488	12,977	1,827
MTU Yuchai Power Co., Ltd	128,140	203,156	28,599
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	20,377	15,869	2,234
Other joint ventures	5,698	5,227	736

	154,703	237,229	33,396

Summary of Significant Joint Ventures
Details of significant joint ventures of the Group are as follows:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2022	31.12.2023
			%	%
Held by subsidiaries

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy-duty diesel engines, spare parts and after-sales services	PRC	34.4	34.4

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	PRC	38.2	38.2

Guangxi Purem Yuchai Automotive Technology Co., Ltd. (“Purem”)	Application development, production, sales and service on engine exhaust control systems	PRC	37.4	37.4

Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements

	31.12.2021
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	2,072,721	467,800	157,316	2,697,837
Depreciation and amortization	(52,881)	(2,377)	(709)	(55,967)
Interest expense	(51,836)	(1,850)	(41)	(53,727)
Profit/(loss) for the year, representing total comprehensive income for the year	(282,205)	54,526	2,811	(224,868)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of results	(126,992)	27,263	1,377
Unrealized profit on transactions with joint venture	1,139	774	—

Group’s share of results of significant joint ventures	(125,853)	28,037	1,377	(96,439)

Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive income of other joint ventures				454

Group’s share of results for the year, representing the Group’s share of total comprehensive loss for the year				(95,985)

	31.12.2022
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Non-current assets	616,161	89,353	60,439	765,953
Current assets
- Cash and bank balances	97,741	291,807	26,744	416,292
- Others	502,174	209,696	31,512	743,382

Total assets	1,216,076	590,856	118,695	1,925,627

Non-current liabilities	(145,418)	—	—	(145,418)
Current liabilities	(987,638)	(334,576)	(77,109)	(1,399,323)

Total liabilities	(1,133,056)	(334,576)	(77,109)	(1,544,741)

Net assets	83,020	256,280	41,586	380,886

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	37,359	128,140	20,377
Unrealized profit on transactions with joint venture	(36,871)	—	—

Carrying amount of significant joint ventures	488	128,140	20,377	149,005

Carrying amount of other joint ventures				5,698

Carrying amount of the investment in joint ventures				154,703

	31.12.2022
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	1,255,967	594,197	69,380	1,919,544
Depreciation and amortization	(29,617)	(9,733)	(7,726)	(47,076)
Interest expense	(30,547)	470	(469)	(30,546)
Profit/(loss) for the year, representing total comprehensive income for the year	(65,961)	66,076	(23,016)	(22,901)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of results	(29,682)	33,038	(11,278)
Unrealized profit on transactions with joint venture	(24,434)	7,241	—

Group’s share of results of significant joint ventures	(54,116)	40,279	(11,278)	(25,115)

Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(2,431)

Group’s share of results for the year, representing the Group’s share of total comprehensive loss for the year				(27,546)

	31.12.2023
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

Non-current assets	685,434	74,794	51,877	812,105	114,323
Current assets
- Cash and bank balances	64,252	523,858	16,171	604,281	85,067
- Others	426,105	226,881	45,009	697,995	98,259

Total assets	1,175,791	825,533	113,057	2,114,381	297,649

Non-current liabilities	(146,218)	(4,825)	—	(151,043)	(21,263)
Current liabilities	(946,348)	(414,396)	(80,672)	(1,441,416)	(202,913)

Total liabilities	(1,092,566)	(419,221)	(80,672)	(1,592,459)	(224,176)

Net assets	83,225	406,312	32,385	521,922	73,473

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	37,451	203,156	15,869
Unrealized profit on transactions with joint venture	(24,474)	—	—

Carrying amount of significant joint ventures	12,977	203,156	15,869	232,002	32,660

Carrying amount of other joint ventures				5,227	736

Carrying amount of the investment in joint ventures				237,229	33,396

	31.12.2023
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue	1,562,179	708,432	79,119	2,349,730	330,780
Depreciation and amortization	(63,648)	(8,682)	(7,557)	(79,887)	(11,246)
Interest expense, net	(22,508)	6,762	36	(15,710)	(2,212)
Profit/(loss) for the year, representing total comprehensive income for the year	(6)	150,030	(9,201)	140,823	19,824

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of results	(3)	75,015	(4,508)
Unrealized profit on transactions with joint venture	(4,016)	(288)	—

Group’s share of results of significant joint ventures	(4,019)	74,727	(4,508)	66,200	9,319

Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(4,117)	(579)

Group’s share of results for the year, representing the Group’s share of total comprehensive income for the year				62,083	8,740